Income Taxes - Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Inventories	$ 108	$ 96
Warranty and campaigns	202	183
Allowance for credit losses	184	180
Marketing and sales incentive programs	259	326
Other risk and future charges reserve	312	216
Pension, postretirement and postemployment benefits	408	553
Measurement of derivative financial instruments	1	36
Research and development costs	458	423
Other reserves	339	359
Tax credits and loss carry forwards	684	767
Less: Valuation allowances	(1,744)	(1,490)
Total deferred tax assets	1,211	1,649
Deferred tax liabilities:
Property, plant and equipment	295	481
Other	195	315
Total deferred tax liabilities	490	796
Net deferred tax assets	$ 721	$ 853